EMPLOYEE BENEFIT PLAN (Details) - USD ($)	12 Months Ended
	Jan. 31, 2020	Jan. 31, 2019
EMPLOYEE BENEFIT PLAN
Employee maximum contribution percentage	100.00%
Employer discretionary contribution amount	$ 0	$ 0